The Company	9 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
The Company

1. The Company

Epizyme, Inc. is a clinical stage biopharmaceutical company that discovers, develops and plans to commercialize innovative personalized therapeutics for patients with genetically defined cancers. The Company has built a proprietary product platform that it uses to create small molecule inhibitors of a 96-member class of enzymes known as histone methyltransferases (HMTs). Genetic alterations can result in changes to the activity of HMTs, making them oncogenic. The Company’s therapeutic strategy is to inhibit oncogenic HMTs to treat the underlying causes of the associated genetically defined cancers. As used in this prospectus, unless the context indicates otherwise, all references herein to “Epizyme” or the “Company” refer to Epizyme, Inc. and its wholly owned subsidiary.

On June 5, 2013, the Company completed an initial public offering (“IPO”) of its common stock, which resulted in the sale of 5,913,300 shares, including all additional shares available to cover over-allotments, at a price of $15.00 per share. The Company received net proceeds before expenses from the IPO of $82.5 million after deducting underwriting discounts and commissions paid by the Company. In preparation for the IPO, the Company’s Board of Directors and stockholders approved a one-for-three reverse stock split of the Company’s common stock effective May 13, 2013. All share and per share amounts in the consolidated financial statements and notes thereto have been retroactively adjusted, where necessary, to give effect to this reverse stock split. In connection with the closing of the IPO, all of the Company’s outstanding redeemable convertible preferred stock automatically converted to common stock at a one-for-three ratio as of June 5, 2013, resulting in an additional 20,633,046 shares of common stock of the Company becoming outstanding. Following these transactions, the Company’s total issued common stock as of September 30, 2013 was 28,418,420 shares. The significant increase in shares outstanding in June 2013 is expected to impact the year-over-year comparability of the Company’s (loss) earnings per share calculations through 2014.